Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues and Percentage of Consolidated Revenues

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Partnership’s consolidated revenues from continuing operations during the periods presented.

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
(U.S. Dollars in millions)	2015	2014	2013
Royal Dutch Shell Plc(1)(2)	$315.3 or 26%	— (5)	— (5)
Petroleo Brasileiro S.A.(1)	$224.6 or 18%	$228.1 or 22%	$228.9 or 25%
Statoil ASA(3)	$132.7 or 11%	$194.3 or 19%	$183.0 or 20%
E.ON(4)	$129.2 or 11%	$120.2 or 12%	— (5)
Repsol S.A.(4)	— (5)	$112.6 or 11%	$122.1 or 13%

(1)	Shuttle tanker and FPSO segments
(2)	In February 2016, Royal Dutch Shell Plc acquired BG Group Plc and therefore includes revenues from both Royal Dutch Shell Plc and BG Group Plc for the periods presented
(3)	Shuttle tanker segment
(4)	FPSO segment
(5)	Percentage of consolidated revenue was less than 10%

Segment Results as Presented in Consolidated Financial Statements

The following tables include results for the Partnership’s shuttle tanker segment, FPSO unit segment, FSO unit segment, conventional tanker segment, towage segment and UMS segment for the periods presented in these consolidated financial statements. The results below exclude three conventional tankers determined to be discontinued operations (see note 19).

Year ended December 31, 2015
	Shuttle	FPSO		Conventional
	Tanker		FSO	Tanker	Towage	UMS
	Segment	Segment	Segment	Segment	Segment	Segment	Total
Revenues	541,792	531,554	57,391	30,230	40,112	28,334	1,229,413
Voyage expenses	(82,777)	—	(851)	(2,326)	(12,052)	—	(98,006)
Vessel operating expenses	(128,156)	(189,900)	(26,394)	(6,234)	(13,920)	(13,876)	(378,480)
Time-charter hire expense	(51,088)	—	—	—	(662)	—	(51,750)
Depreciation and amortization	(106,190)	(137,914)	(11,775)	(6,583)	(8,362)	(3,775)	(274,599)
General and administrative (1)(2)	(22,884)	(38,588)	(1,372)	(1,062)	(4,598)	(4,109)	(72,613)
(Write down) and gain on sale of vessel	(65,101)	—	—	(3,897)	—	(1,000)	(69,998)
Restructuring charge	(568)	—	—	—	—	—	(568)

Income from vessel operations	85,028	165,152	16,999	10,128	518	5,574	283,399

Equity income	—	7,672	—	—	—	—	7,672
Investment in joint venture	—	77,647	—	—	—	—	77,647
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs (3)	26,980	116,473	94,317	97	243,436	183,364	664,667
Expenditures for dry docking	14,609	—	—	—	—	—	14,609
Year ended December 31, 2014
	Shuttle Tanker Segment	FPSO Segment(4)	FSO Segment	Conventional Tanker Segment	Towage Segment	UMS Segment	Total
Revenues	577,064	354,518	53,868	33,566	523	—	1,019,539
Voyage expenses	(105,562)	—	(1,500)	(5,373)	(105)	—	(112,540)
Vessel operating expenses	(159,438)	(158,216)	(28,649)	(5,906)	—	—	(352,209)
Time-charter hire expense	(31,090)	—	—	—	—	—	(31,090)
Depreciation and amortization	(110,686)	(72,905)	(8,282)	(6,680)	—	—	(198,553)
General and administrative(1)(2)	(29,154)	(27,406)	(3,870)	(2,136)	(4,328)	(622)	(67,516)
(Write down) and gain on sale of vessels	(1,638)	—	—	—	—	—	(1,638)
Restructuring recovery	225	—	—	—	—	—	225

Income (loss) from vessel operations	139,721	95,991	11,567	13,471	(3,910)	(622)	256,218

Equity income	—	10,341	—	—	—	—	10,341
Investment in joint venture	—	54,955	—	—	—	—	54,955
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs (5)	50,096	17,022	33,734	251	59,516	11,550	172,169
Expenditures for dry docking	22,552	—	11,560	2,109	—	—	36,221

Year ended December 31, 2013
	Shuttle Tanker Segment	FPSO Segment(4)	FSO Segment	Conventional Tanker Segment	Towage Segment	UMS Segment	Total
Revenues	552,019	284,932	59,016	34,772	—	—	930,739
Voyage expenses	(99,543)	—	432	(4,532)	—	—	(103,643)
Vessel operating expenses	(152,986)	(152,616)	(32,713)	(5,813)	—	—	(344,128)
Time-charter hire expense	(56,682)	—	—	—	—	—	(56,682)
Depreciation and amortization	(115,913)	(66,404)	(10,178)	(6,511)	—	—	(199,006)
General and administrative(1)	(21,821)	(17,742)	(2,553)	(2,357)	—	—	(44,473)
Write down and loss on sale of vessels	(76,782)	—	—	—	—	—	(76,782)
Restructuring charge	(2,169)	—	—	(438)	—	—	(2,607)

Income from vessel operations	26,123	48,170	14,004	15,121	—	—	103,418

Equity income	—	6,731	—	—	—	—	6,731
Investment in joint venture	—	52,120	—	—	—	—	52,120
Expenditures for vessels and equipment, including advances on newbuilding contracts and conversion costs (6)	427,069	28,260	181	68	—	—	455,578
Expenditures for dry docking	17,487	—	—	1,533	—	—	19,020

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).
(2)

General and administrative expenses for the year ended December 31, 2015 includes business development fees of $9.7 million, $2.2 million and $2.0 million to Teekay Corporation in connection with the acquisition of the Knarr Companies in the FPSO segment, six long-distance towing and offshore installation vessels in the towage segment, and the Arendal Spirit UMS in the UMS segment, respectively (see notes 3 and 18b).

General and administrative expenses for the year ended December 31, 2014 includes a $1.0 million fee to a third party associated with the acquisition of ALP Maritime Services B.V. (or ALP), a $1.6 million business development fee to Teekay Corporation for assistance with the acquisition of ALP, both of which fees have been allocated to the Partnership’s towage segment, and also includes a $2.1 million fee to Teekay Corporation for assistance with securing a charter contract for the Petrojarl I FPSO unit (or Petrojarl I), which fee has been allocated to the Partnership’s FPSO segment. (see notes 11j and 18a).

(3)	Excludes the purchase price of the Petrojarl Knarr FPSO unit (see notes 3 and 11h).
(4)

Income from vessel operations for the year ended December 31, 2014 excludes $3.1 million of the Voyageur Spirit FPSO unit indemnification payments received from Teekay Corporation relating to the production shortfall during the period from January 1, 2014 through February 21, 2014 and a further $0.4 million relating to unreimbursed vessel operating expenses incurred before the unit was declared on-hire as of February 22, 2014.

Income from vessel operations for the year ended December 31, 2013 excludes $31.3 million of indemnification payments received from Teekay Corporation relating to production shortfalls for both the Dropdown Predecessor period from April 13, 2013 to May 1, 2013 and the period during which the unit was owned by the Partnership from May 2, 2013 to December 31, 2013 as the Voyageur Spirit FPSO unit was declared off-hire retroactive to first oil given the delay in achieving final acceptance from the charterer.

These indemnification payments received from Teekay Corporation have effectively been treated as a reduction to the purchase price of the Voyageur Spirit (see note 11d).

(5)	Excludes the vessel and equipment acquired in conjunction with the purchase of Logitel (note 18b) and Petrojarl I (note 11g).
(6)	Excludes the purchase price of the Voyageur Spirit (note 11d) and the Itajai (note 11e) FPSO units.

Reconciliation of Total Segment Assets to Total Assets Presented in Accompanying Consolidated Balance Sheets

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2015 $	December 31, 2014 $
Shuttle tanker segment	1,732,769	1,929,636
FPSO segment	2,717,193	1,261,569
FSO segment	281,776	133,341
Conventional tanker segment	63,900	150,044
Towage segment	309,009	61,795
UMS segment	267,935	62,017
Unallocated:
Cash and cash equivalents and restricted cash	318,993	298,898
Other assets	52,591	20,537

Consolidated total assets	5,744,166	3,917,837